Brumadinho dam failure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Brumadinho Dam Failure
Integral Reparation Agreement	$ 70	$ (52)	$ 39
Other obligations	227	168	437
Incurred expenses	307	378	484
Insurance	(8)	(11)	(30)
Expenses related to Brumadinho event	$ 596	$ 483	$ 930